Commitments & Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Changes in warranty liabilities
Changes in the company’s warranty liability for standard warranties, which are included in other accrued expenses and liabilities and other liabilities in the Consolidated Balance Sheet, and for extended warranty contracts, which are included in deferred income in the Consolidated Balance Sheet, are presented in the following tables.
Standard Warranty Liability

($ in millions)
	2024	2023
Balance at January 1	$65	$79
Current period accruals	82	84
Accrual adjustments to reflect experience	9	(14)
Charges incurred	(81)	(83)
Balance at December 31	$76	$65
Extended Warranty Liability (Deferred Income)

($ in millions)
	2024	2023
Balance at January 1	$184	$272
Revenue deferred for new extended warranty contracts	23	70
Amortization of deferred revenue	(113)	(158)
Other (1)	(6)	0
Balance at December 31	$88	$184
Current portion	$61	$110
Noncurrent portion	$27	$74
(1)Other consists primarily of foreign currency translation adjustments.